COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS

20.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2025	$857.8
2026 to 2029	620.1
2030 and thereafter	13.6